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                           Drinker Biddle & Reath LLP
                                One Logan Square
                            18/th/ and Cherry Streets
                           Philadelphia, PA 19103-6996
                              Phone: (215) 988-2700
                            Facsimile: (215) 988-2757
                                   www.dbr.com

March 3, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

         RE:  The Galaxy Fund
              File Nos. (33-4806/811-4636)

Ladies and Gentlemen:

     On behalf of The Galaxy Fund (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectuses, Supplements and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those Prospectuses, Supplements and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on February 27, 2004.

     The Prospectuses, Supplements and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497
(c), are:

     (1) Institutional Shares Prospectus and Supplement dated February 28, 2004 for the Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves and Tax-Exempt Reserves;

     (2) Select Shares Prospectus and Supplement dated February 28, 2004 for the Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves and Tax-Exempt Reserves;

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Securities and Exchange Commission
March 3, 2004
Page 2

     (3) Preferred Shares Prospectus and Supplement dated February 28, 2004 for the Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves and Tax-Exempt Reserves;

     (4) Reserve Shares Prospectuses (Quick & Reilly and U.S. Clearing) and Supplement dated February 28, 2004 for the Prime Reserves, Tax-Exempt Reserves and Government Reserves;

     (5) Premier Shares Prospectus and Supplement dated February 28, 2004 for the Prime Reserves, Tax-Exempt Reserves and Government Reserves; and

     (6) Statement of Additional Information dated February 28, 2004 for the Prime Reserves, Tax-Exempt Reserves, Government Reserves, Institutional Money Market Fund, Institutional Treasury Money Market Fund and Institutional Government Money Market Fund.

     Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3357.

                                            /s/ Loretta Wise
                                            Loretta Wise

LW/sce